FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net proceeds on settlement of debt derivatives and forward contracts	$ 107		$ 492
Payment on derivatives settled	27,534		53,831
Senior Notes Issued 2024 5.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,250
Coupon rate (as a percent)		5.00%
Senior Notes Issued 2024 5.300% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,250
Coupon rate (as a percent)		5.30%
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 371	$ 271	$ 366	$ 274
Debt derivatives entered, exchange rate | $ / $	1.369	1.369	1.336	1.336
Payment on derivatives settled	$ 283	$ 214	$ 186	$ 142
Debt derivatives settled, exchange rate | $ / $	1.322	1.322	1.310	1.310
Notional amount			$ 2,188
Payment on derivatives settled	$ 25,746		49,642
Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Payment on derivatives settled	196		2,710
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 20,407	$ 14,943	$ 51,517	$ 38,205
Debt derivatives entered, exchange rate | $ / $	1.366	1.366	1.348	1.348
Payment on derivatives settled	$ 23,368	$ 17,136	$ 47,126	$ 34,964
Debt derivatives settled, exchange rate | $ / $	1.364	1.364	1.348	1.348
Net proceeds on settlement of debt derivatives and forward contracts	$ 87		$ (10)
Debt derivatives | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 2,758	$ 2,008	$ 2,447	$ 1,803
Debt derivatives entered, exchange rate | $ / $	1.374	1.374	1.357	1.357
Payment on derivatives settled	$ 2,478	$ 1,807	$ 2,486	$ 1,848
Debt derivatives settled, exchange rate | $ / $	1.371	1.371	1.345	1.345
Net proceeds on settlement of debt derivatives and forward contracts	$ 13		$ (20)
Debt derivatives | Senior Notes Issued 2024 5.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Interest rate		4.735%
Hedging effect, net proceeds received from issuances	1,684
Debt derivatives | Senior Notes Issued 2024 5.300% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Interest rate		5.107%
Hedging effect, net proceeds received from issuances	1,683
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 1,528	$ 1,140	$ 2,187	$ 1,650
Debt derivatives entered, exchange rate | $ / $	1.340	1.340	1.325	1.325
Payment on derivatives settled		$ 1,200	$ 1,479	$ 1,172
Debt derivatives settled, exchange rate | $ / $	1.325	1.325	1.262	1.262
Notional amount		$ 1,590			$ 1,650
Debt derivatives acquired, notional	$ 0	$ 0	$ 282	$ 212
Debt derivatives acquired, exchange rate	0	0	1.330	1.330
Payment on derivatives settled	$ 1,590		$ 1,479